Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2025 Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	11.13%	8.18%	7.40%	9.84%	6.60%	6.10%	7.14%	6.08%	5.57%	11.37%	8.44%	7.66%	11.66%	8.67%	7.83%	11.84%	8.85%	7.99%	11.89%	8.95%	8.05%	11.22%	9.08%	7.88%	10.79%	9.18%	8.02%